Net fee and commission income (Tables)	12 Months Ended
Dec. 31, 2017
Consolidated and separate financial statements [line items]
Net fee and commission income
	2017	2016	2015
	£m	£m	£m
Fee and commission income
Banking, investment management and credit related fees and commissions	8,622	8,452	8,340
Foreign exchange commission	129	118	130
Fee and commission income	8,751	8,570	8,470
Fee and commission expense	(1,937)	(1,802)	(1,611)
Net fee and commission income	6,814	6,768	6,859

Barclays Bank PLC [member]
Consolidated and separate financial statements [line items]
Net fee and commission income
b Net fee and commission income

	2017	2016	2015
	£m	£m	£m
Banking, investment management and credit related fees and commissions	8,646	8,507	8,365
Foreign exchange commission	129	118	129
Fee and commission income	8,775	8,625	8,494
Fee and commission expense	(1,901)	(1,789)	(1,611)
Net fee and commission income	6,874	6,836	6,883